22. Condensed Financial Information (Parent Company Only) (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]
Cash Flows from Operating Activities
Net income	$ 1,451,600	$ 1,354,933	$ 1,238,344	$ 1,041,778	$ 1,147,298	$ 1,267,351	$ 1,021,192	$ 964,849	$ 5,086,655	$ 4,400,690	$ 5,086,655	$ 4,400,690
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiary											(3,058,915)	(2,385,875)
Decrease (increase) in income taxes receivable											201,385	(20,162)
Net cash provided by operating activities									10,507,078	7,283,123	2,229,125	1,994,653
Cash Flows from Financing Activities
Dividends paid on preferred stock									81,250	187,500	(81,250)	(187,500)
Dividends paid on common stock									1,974,314	1,767,584	(1,974,314)	(1,767,584)
Net cash used in financing activities									(6,568,506)	19,583,862	(2,055,564)	(1,955,084)
Net increase in cash									(11,551,851)	6,417,064	173,561	39,569
Cash											410,075	236,514	196,945
Cash Received for Income Taxes											436,944	416,781
Cash Paid for Interest									3,459,327	4,939,632	409,938	974,257
Dividends paid:
Dividends declared									(2,706,461)	(2,666,741)	2,706,461	2,666,741
Increase in dividends payable attributable to dividends declared									(28,465)	(49,467)	(28,465)	(49,467)
Dividends reinvested									(703,682)	(849,690)	(703,682)	(849,690)
Total common shares dividends paid											$ 1,974,314	$ 1,767,584